INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of December 31,
	2024	2025
Intangible assets with indefinite lives:
Brand names	5,235	5,593
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	248	249
Purchased software	149	159
Other intangible assets	74	76
Total	5,898	6,269
Less: Accumulated amortization	228	263
Less: Accumulated impairment loss(Note2)	894	978
Total	4,776	5,028

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

Amortization for
Intangible Assets
2026	29
2027	25
2028	21
2029	20
2030	17
Thereafter	94
Total	206